UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             April 27, 2010

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     96
Form 13F Information Table Value Total:     473799
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      950 11366.28 SH       SOLE                 11366.28
Abbott Laboratories            COM              002824100     2863 54353.00 SH       SOLE                 54353.00
Alliance Data Sys Corp         COM              018581108    14049 219550.00SH       SOLE                219550.00
Ametek Inc                     COM              031100100    15334 369848.00SH       SOLE                369848.00
Amphenol Corp Cl A             COM              032095101    11991 284225.00SH       SOLE                284225.00
Aptargroup Inc                 COM              038336103    14190 360612.00SH       SOLE                360612.00
BP plc - Sponsored ADR         COM              055622104      303  5309.00 SH       SOLE                  5309.00
Baldor Electric                COM              057741100     4344 116161.00SH       SOLE                116161.00
Bank Of America Corp           COM              060505104      702 39304.98 SH       SOLE                 39304.98
Baxter International Inc       COM              071813109     1587 27269.00 SH       SOLE                 27269.00
Beckman Coulter Inc            COM              075811109    11177 177975.00SH       SOLE                177975.00
Becton, Dickinson & Co         COM              075887109     1828 23220.00 SH       SOLE                 23220.00
Bed Bath & Beyond Inc          COM              075896100     8856 202377.00SH       SOLE                202377.00
C R Bard                       COM              067383109    14353 165700.00SH       SOLE                165700.00
C.H. Robinson Worldwide        COM              12541w209    10838 194050.00SH       SOLE                194050.00
Canadian National Railway Co   COM              136375102      230  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1363 32913.00 SH       SOLE                 32913.00
Chevron Texaco Corp            COM              166764100     2085 27498.00 SH       SOLE                 27498.00
Cisco Systems Inc              COM              17275R102     1232 47342.00 SH       SOLE                 47342.00
Citigroup Inc                  COM              172967101      158 39045.00 SH       SOLE                 39045.00
City National Corp             COM              178566105     5780 107100.00SH       SOLE                107100.00
Colgate-Palmolive Co           COM              194162103      563  6600.00 SH       SOLE                  6600.00
Composite Tech Corp            COM              20461S108        8 28500.00 SH       SOLE                 28500.00
Costco Wholesale Corp          COM              22160K105     2311 38705.00 SH       SOLE                 38705.00
Covidien PLC                   COM              0B3QN1M21     1478 29400.00 SH       SOLE                 29400.00
CyberSource Corp               COM              23251J106     1130 64000.00 SH       SOLE                 64000.00
Danaher Corp                   COM              235851102    20084 251333.00SH       SOLE                251333.00
Dentsply International Inc     COM              249030107    10273 294530.00SH       SOLE                294530.00
Donaldson Co                   COM              257651109    17033 377500.00SH       SOLE                377500.00
Dun & Bradstreet Corp          COM              26483E100     9425 126650.00SH       SOLE                126650.00
Ecolab Inc                     COM              278865100     9803 223050.00SH       SOLE                223050.00
Edwards Lifesciences           COM              28176E108     7372 74550.00 SH       SOLE                 74550.00
Equifax Inc                    COM              294429105    10562 295015.00SH       SOLE                295015.00
Exxon Mobil Corp               COM              30231G102     3340 49866.00 SH       SOLE                 49866.00
Fastenal Co.                   COM              311900104     5857 122050.00SH       SOLE                122050.00
Fidelity National Information  COM              31620M106    10186 434539.00SH       SOLE                434539.00
Fifth Third Bancorp            COM              316773100      369 27192.00 SH       SOLE                 27192.00
Financial Select Sector SPDR   COM              81369Y605      315 19775.00 SH       SOLE                 19775.00
Fiserv, Inc                    COM              337738108    16999 334897.00SH       SOLE                334897.00
General Electric Co            COM              369604103     3481 191251.03SH       SOLE                191251.03
General Mills                  COM              370334104      250  3529.00 SH       SOLE                  3529.00
Global Payments Inc.           COM              37940X102     9856 216380.00SH       SOLE                216380.00
Henry Schein Inc               COM              806407102    10022 170150.00SH       SOLE                170150.00
Honeywell Intn'l Inc           COM              438516106      596 13163.00 SH       SOLE                 13163.00
Hospira Inc                    COM              441060100    13415 236797.00SH       SOLE                236797.00
IHS Inc Cl A                   COM              451734107     4635 86680.00 SH       SOLE                 86680.00
ITT Corporation                COM              450911102    11306 210895.00SH       SOLE                210895.00
Idex Corp                      COM              45167R104    14829 447998.00SH       SOLE                447998.00
Int'l Business Machines        COM              459200101     2453 19129.00 SH       SOLE                 19129.00
Intel Corp                     COM              458140100      486 21818.18 SH       SOLE                 21818.18
J P Morgan Chase & Co          COM              46625H100     2669 59653.00 SH       SOLE                 59653.00
Johnson & Johnson              COM              478160104     2330 35743.00 SH       SOLE                 35743.00
Landstar System Inc            COM              515098101     5504 131110.00SH       SOLE                131110.00
Lender Processing Services     COM              52602e102     7174 190030.00SH       SOLE                190030.00
Life Technologies Corp         COM              53217v109     7599 145385.00SH       SOLE                145385.00
M & T Bank Corp                COM              55261F104     6569 82750.00 SH       SOLE                 82750.00
MSC Industrial Direct Co Cl A  COM              553530106    10998 216840.00SH       SOLE                216840.00
McDonald's Corp                COM              580135101      294  4402.47 SH       SOLE                  4402.47
Micron Technology              COM              595112103      333 32092.00 SH       SOLE                 32092.00
Microsoft Corp                 COM              594918104      406 13854.00 SH       SOLE                 13854.00
Mylan Laboratories             COM              628530107      261 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      432 26100.00 SH       SOLE                 26100.00
Nordstrom Inc.                 COM              655664100      204  5000.00 SH       SOLE                  5000.00
Oracle Corp                    COM              68389X105      777 30230.00 SH       SOLE                 30230.00
PNC Financial Serv. Group      COM              693475105     2689 45039.00 SH       SOLE                 45039.00
PepsiCo, Inc                   COM              713448108      867 13104.00 SH       SOLE                 13104.00
Pfizer Inc                     COM              717081103      366 21319.00 SH       SOLE                 21319.00
Proctor & Gamble Co            COM              742718109     1777 28091.00 SH       SOLE                 28091.00
Quest Diagnostics Inc          COM              74834L100    11093 190300.00SH       SOLE                190300.00
Robert Half Int'l Inc          COM              770323103     4625 152000.00SH       SOLE                152000.00
Rockwell Collins, Inc          COM              774341101    12281 196210.00SH       SOLE                196210.00
Roper Industries Inc           COM              776696106     6134 106050.00SH       SOLE                106050.00
Rovi Corp                      COM              779376102      557 15000.00 SH       SOLE                 15000.00
Royal Dutch Shell PLC-ADR A    COM              780259206      257  4440.00 SH       SOLE                  4440.00
Scripps Ntwrks Int Cl A        COM              811065101      257  5800.00 SH       SOLE                  5800.00
Sealed Air Corp                COM              81211K100     2184 103615.00SH       SOLE                103615.00
Solera Holdings Inc            COM              83421A104     4027 104200.00SH       SOLE                104200.00
Teleflex Inc                   COM              879369106     6555 102310.00SH       SOLE                102310.00
Texas Instruments              COM              882508104      390 15925.00 SH       SOLE                 15925.00
Thermo Fisher Scientific Inc   COM              883556102    10678 207580.00SH       SOLE                207580.00
U.S. Bancorp                   COM              902973304     4828 186572.00SH       SOLE                186572.00
United Parcel Srvc Cl B        COM              911312106      902 14000.00 SH       SOLE                 14000.00
United Technologies Corp       COM              913017109     4179 56770.00 SH       SOLE                 56770.00
Varian Medical Systems         COM              92220P105     2766 50000.00 SH       SOLE                 50000.00
Wal-Mart Stores                COM              931142103      279  5012.00 SH       SOLE                  5012.00
Waters Corp                    COM              941848103     7311 108250.00SH       SOLE                108250.00
Wells Fargo & Co.              COM              949746101     3433 110316.29SH       SOLE                110316.29
Westamerica Bancorp            COM              957090103     5650 98000.00 SH       SOLE                 98000.00
Western Union Co               COM              959802109     6719 396189.00SH       SOLE                396189.00
Zions Bancorporation           COM              989701107     2481 113580.00SH       SOLE                113580.00
Franklin Oregon Tax Free Incom COM              354723785      308 26062.0640SH      SOLE               26062.0640
Harbor International Fd Ins    COM              411511306      373 6759.5610SH       SOLE                6759.5610
Perkins Mid Cap Value Fund Inv COM              471023598      414 19790.8800SH      SOLE               19790.8800
SPDR Trust Series 1            COM              78462F103      219 1875.0000SH       SOLE                1875.0000
UMB Scout Intl Fund            COM              904199403      330 11053.1370SH      SOLE               11053.1370
Vanguard 500 Index Fund        COM              922908108      670 6216.2340SH       SOLE                6216.2340